SCHEDULE OF CAPITAL EXPENDITURES CONTRACTED FOR AT THE BALANCE SHEET DATE BUT NOT RECOGNIZED (Details) - CNY (¥)	Jun. 30, 2023	Dec. 31, 2022
Chengdu Future Talented Management And Consulting Co Ltd [Member]
IfrsStatementLineItems [Line Items]
Contractual capital commitments	¥ 26,074	¥ 30,000
Antelope Holdings Chengdu Co. Ltd [Member]
IfrsStatementLineItems [Line Items]
Contractual capital commitments	41,500	47,365
Hainan Antelope Holding [member]
IfrsStatementLineItems [Line Items]
Contractual capital commitments	63,726	63,726
Antelope future yangpu [member]
IfrsStatementLineItems [Line Items]
Contractual capital commitments	62,426	63,726
Antelope investment hainan [member]
IfrsStatementLineItems [Line Items]
Contractual capital commitments	50,000	50,000
Antelope ruicheng investment [member]
IfrsStatementLineItems [Line Items]
Contractual capital commitments	48,710	47,245
Hainan Kylin Cloud Service Technology [Member]
IfrsStatementLineItems [Line Items]
Contractual capital commitments	2,220	4,500
Wenzhou Kylin Cloud Service Technology [Member]
IfrsStatementLineItems [Line Items]
Contractual capital commitments	5,000
Anhui Kylin Cloud Service Technology [Member]
IfrsStatementLineItems [Line Items]
Contractual capital commitments	¥ 3,900	¥ 4,900